SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
SUBSIDIARIES [Text Block]

5. Subsidiaries

 The following table lists the Company's direct and indirect subsidiaries:

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Direct/Indirect	Principal Activity
Loncor Resources Congo SARL	Democratic Republic of the Congo	100%	Direct	Mineral Exploration
Nevada Bob's Franchising, Inc.	Delaware, USA	100%	Direct	Dormant
Devon Resources SARL	Democratic Republic of the Congo	100%	Indirect	Mineral Exploration
Navarro Resources SARL	Democratic Republic of the Congo	100%	Indirect	Mineral Exploration
Loncor Kilo Inc.	Ontario, Canada	100%	Direct	Mineral Exploration
KGL Somituri SARL	Democratic Republic of the Congo	71.25%	Indirect	Mineral Exploration
KGL Isiro Atlantic Ltd.	British Virgin Islands	100%	Indirect	Mineral Exploration